Goodwill and Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Future Estimated Amortization Expense	Estimated CDI amortization expense for future years is as follows (dollars in thousands):

Year ending December 31:
2018 remaining	$230
2019	274
2020	244
2021	172
2022	129
Thereafter	308

Total	$1,357

Estimated CDI amortization expense for the next 5 years is as follows (dollars in thousands):

Year ending December 31:
2018	$311
2019	274
2020	244
2021	172
2022	129
Thereafter	308

Total	$1,438